Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	1290 FUNDS
Entity Central Index Key	0001605941
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
1290 AVANTIS U.S. LARGE CAP GROWTH FUND CLASS A
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	TNRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 30, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
How did the Fund perform last period and what affected its
performance
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 28.86% (without sales charge) for the year ended October 31, 2024, underperforming the Russell 1000
®
Index and the Russell 1000
®
Growth Index, which returned 38.07%, and 43.77% respectively, over the same period.
What helped performance during the period?
• The Fund’s overweight exposure to companies with the highest book-to-market
and profitability characteristics, which outperformed, aided performance. Additionally, the Fund’s underweight to companies with the lowest book-to-market
and profitability characteristics, which underperformed, also contributed to performance.
What hurt performance during the period?
• The Fund’s underweight to
mega-cap
stocks, which outperformed, and overweight exposure to large- and mid-cap
stocks in the Russell 1000
®
Growth Index universe detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class A)
without Sales Charge	28.86%
with Sales Charge	21.77%
Russell 1000 ® Index**	26.81%
Russell 1000 ® Growth Index	29.68%
S&P 500 ® Index	26.98%
*	Date of inception: November 30, 2023
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Nov. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 174,297,086
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 189,209
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$174,297,086
Total number of portfolio holdings	197
Total Investment advisory fees (net of waiver)	$189,209
Portfolio turnover rate (for the year ended October 31, 2024)	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.1%

Consumer Discretionary	15.9%

Communication Services	12.5%

Industrials	8.2%

Financials	6.7%

Health Care	5.7%

Consumer Staples	4.5%

Energy	2.1%

Materials	0.7%

Utilities	0.3%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	12.0%

NVIDIA Corp.	9.5%

Microsoft Corp.	9.4%

Amazon.com, Inc.	6.1%

Meta Platforms, Inc., Class A	5.2%

Alphabet, Inc., Class A	3.4%

Alphabet, Inc., Class C	2.9%

Broadcom, Inc.	2.4%

Costco Wholesale Corp.	2.2%

Mastercard, Inc., Class A	1.5%

  # Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	12.0%

NVIDIA Corp.	9.5%

Microsoft Corp.	9.4%

Amazon.com, Inc.	6.1%

Meta Platforms, Inc., Class A	5.2%

Alphabet, Inc., Class A	3.4%

Alphabet, Inc., Class C	2.9%

Broadcom, Inc.	2.4%

Costco Wholesale Corp.	2.2%

Mastercard, Inc., Class A	1.5%

1290 AVANTIS U.S. LARGE CAP GROWTH FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 AVANTIS® U.S. LARGE CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	TNXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Avantis ® U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]
How did the Fund perform last year and what affected its performance?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 37.92% for the year ended October 31, 2024, underperforming the Russell 1000
®
Index and the Russell 1000
®
Growth Index, which returned 38.07%, and 43.77% respectively, over the same period.
What helped performance during the year?
•
The Fund’s overweight exposure to companies with the highest book-to-market
and profitability characteristics, which outperformed, aided performance. Additionally, the Fund’s underweight to companies with the lowest book-to-market
and profitability characteristics, which underperformed, also contributed to performance.
What hurt performance during the year?
•
The Fund’s underweight to
mega-cap
stocks, which outperformed, and overweight exposure to large- and mid-cap
stocks in the Russell 1000
®
Growth Index universe detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Avantis ® U.S. Large Cap Growth Fund (Class I)	37.92%	9.82%	9.86%
Russell 1000 ® Index**	38.07%	15.00%	13.81%
Russell 1000 ® Growth Index	43.77%	19.00%	18.12%
S&P 500 ® Index	38.02%	15.27%	14.09%
*	Date of inception: February 27, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Material Change Date	Nov. 29, 2023
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 174,297,086
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 189,209
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$174,297,086
Total number of portfolio holdings	197
Total Investment advisory fees (net of waiver)	$189,209
Portfolio turnover rate (for the year ended October 31, 2024)	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.1%

Consumer Discretionary	15.9%

Communication Services	12.5%

Industrials	8.2%

Financials	6.7%

Health Care	5.7%

Consumer Staples	4.5%

Energy	2.1%

Materials	0.7%

Utilities	0.3%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	12.0%

NVIDIA Corp.	9.5%

Microsoft Corp.	9.4%

Amazon.com, Inc.	6.1%

Meta Platforms, Inc., Class A	5.2%

Alphabet, Inc., Class A	3.4%

Alphabet, Inc., Class C	2.9%

Broadcom, Inc.	2.4%

Costco Wholesale Corp.	2.2%

Mastercard, Inc., Class A	1.5%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	12.0%

NVIDIA Corp.	9.5%

Microsoft Corp.	9.4%

Amazon.com, Inc.	6.1%

Meta Platforms, Inc., Class A	5.2%

Alphabet, Inc., Class A	3.4%

Alphabet, Inc., Class C	2.9%

Broadcom, Inc.	2.4%

Costco Wholesale Corp.	2.2%

Mastercard, Inc., Class A	1.5%

Material Fund Change [Text Block]

Material Changes to the Fund
Effective November 29, 2023, 1290 Retirement 2060 Fund was renamed 1290 Avantis
®
U.S. Large Cap Growth Fund.

Prior to November 29, 2023, the Fund was managed by the Adviser as a fund-of-funds
under the name “1290 Retirement 2060 Fund” and pursued its investment objective through investments in underlying exchanged-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The Fund’s performance as a fund-of-funds
reflected the impact of these operating costs and expenses. On November 29, 2023, the Fund repositioned its investments in connection with a change in its investment objective and principal investment strategy and policies.

Material Fund Change Name [Text Block]	1290 Retirement 2060 Fund was renamed 1290 Avantis ® U.S. Large Cap Growth Fund
Material Fund Change Objectives [Text Block]	On November 29, 2023, the Fund repositioned its investments in connection with a change in its investment objective and principal investment strategy and policies.
Material Fund Change Expenses [Text Block]	The Fund’s performance as a fund-of-funds reflected the impact of these operating costs and expenses.
Material Fund Change Adviser [Text Block]	Prior to November 29, 2023, the Fund was managed by the Adviser as a fund-of-funds
under the name “1290 Retirement 2060 Fund” and pursued its investment objective through investments in underlying exchanged-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers.
1290 DIVERSIFIED BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS A
Trading Symbol	TNUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 12.95% (without sales charge) for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
• The Fund’s overweight exposure to U.S. Treasury bonds added to performance over the year ended 10/31/24.
• The Fund’s overweight to Agency mortgage-backed securities (MBS) added to performance over the period.
• The Fund’s overweight to duration in South African bonds added to performance over the period.
• Long Swiss franc and long New Zealand dollar positions added to performance over the period.
What hurt performance during the year?
• The Fund’s overweight exposure to U.K. government bonds was the largest detractor from performance over the year ended 10/31/24.
• The Fund’s underweight to US Government Agency MBS detracted from performance over the period.
• The Fund’s overweight to Brazilian government bonds detracted from performance over the period.
• Long Brazilian real and Australian dollar positions detracted from performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 Diversified Bond Fund (Class A)
without Sales Charge	12.95%	0.45%	2.06%
with Sales Charge	7.91%	(0.47%)	1.56%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%
*	Date of inception: July 6, 2015

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 632,633,526
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,143,501
Investment Company, Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$632,633,526
Total number of portfolio holdings	88
Total Investment advisory fees (net of waiver)	$1,143,501
Portfolio turnover rate (for the year ended October 31, 2024)	151%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Sector Weightings (as a % of Net Assets)
1290 DIVERSIFIED BOND FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS I
Trading Symbol	TNUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 13.16% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
•
The Fund’s overweight exposure to U.S. Treasury bonds added to performance over the year ended 10/31/24.
•
The Fund’s overweight to Agency mortgage-backed securities (MBS) added to performance over the period.
•
The Fund’s overweight to duration in South African bonds added to performance over the period.
•
Long Swiss franc and long New Zealand dollar positions added to performance over the period.
What hurt performance during the year?
•
The Fund’s overweight exposure to U.K. government bonds was the largest detractor from performance over the year ended 10/31/24.
•
The Fund’s underweight to US Government Agency MBS detracted from performance over the period.
•
The Fund’s overweight to Brazilian government bonds detracted from performance over the period.
• Long Brazilian real and Australian dollar positions detracted from performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Diversified Bond Fund (Class I)	13.16%	0.65%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%
*	Date of inception: July 6, 2015

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 632,633,526
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,143,501
Investment Company, Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$632,633,526
Total number of portfolio holdings	88
Total Investment advisory fees (net of waiver)	$1,143,501
Portfolio turnover rate (for the year ended October 31, 2024)	151%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Sector Weightings (as a % of Net Assets)
1290 DIVERSIFIED BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 DIVERSIFIED BOND FUND
Class Name	CLASS R
Trading Symbol	TNURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 12.64% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
•
The Fund’s overweight exposure to U.S. Treasury bonds added to performance over the year ended 10/31/24.
•
The Fund’s overweight to Agency mortgage-backed securities (MBS) added to performance over the period.
•
The Fund’s overweight to duration in South African bonds added to performance over the period.
•
Long Swiss franc and long New Zealand dollar positions added to performance over the period.
What hurt performance during the year?
•
The Fund’s overweight exposure to U.K. government bonds was the largest detractor from performance over the year ended 10/31/24.
•
The Fund’s underweight to US Government Agency MBS detracted from performance over the period.
•
The Fund’s overweight to Brazilian government bonds detracted from performance over the period.
• Long Brazilian real and Australian dollar positions detracted from performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Diversified Bond Fund (Class R)	12.64%	0.18%	1.80%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23%)	1.49%
*	Date of inception: July 6, 2015

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 632,633,526
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,143,501
Investment Company, Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$632,633,526
Total number of portfolio holdings	88
Total Investment advisory fees (net of waiver)	$1,143,501
Portfolio turnover rate (for the year ended October 31, 2024)	151%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Sector Weightings (as a % of Net Assets)
1290 ESSEX SMALL CAP GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS A
Trading Symbol	ESCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.13%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 35.88% (without sales charge) for the year ended October 31, 2024, underperforming the Russell 3000
®
Index but performing in line with the Russell 2000
®
Growth Index, which returned 37.86%, and 36.49% respectively, over the same period.
What helped performance during the year?
• Stock selection was particularly strong in the Healthcare sector led by small-cap specialty pharmaceuticals and medical devices with a strong focus on new technologies in cancer care, robotics, and treatments for eye disease.
• Overall stock selection drove performance for the year with strong contributions from Financials (financial payment processors, capital markets, and insurance), Consumer Discretionary (growth restaurants, home building related, workforce training), and Materials (energy transition) sectors.
What hurt performance during the year?
• Market-cap positioning detracted the most from performance, with our significant overweight position in stocks under $1B (50.3% in the fund versus less than 10% in the Russell 2000 Growth Index). Stock selection added value versus the index in all market-cap buckets, but the overall impact was negative due to the Fund’s smaller market-cap footprint.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class A)
without Sales Charge	35.88%	8.79%
with Sales Charge	28.37%	6.16%
Russell 3000 ® Index**	37.86%	19.75%
Russell 2000 ® Growth Index	36.49%	14.06%
*	Date of inception: July 11, 2022
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 64,532,475
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 176,666
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$64,532,475
Total number of portfolio holdings	104
Total Investment advisory fees (net of waiver)	$176,666
Portfolio turnover rate (for the year ended October 31, 2024)	73%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	30.7%

Health Care	28.3%

Information Technology	21.6%

Financials	6.1%

Consumer Discretionary	5.6%

Energy	2.3%

Communication Services	1.2%

Consumer Staples	1.0%

Materials	0.8%

Exchange Traded Fund	0.7%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(2.8)%

Market Capitalization (as a % of Net Assets)

1290 ESSEX SMALL CAP GROWTH FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS I
Trading Symbol	ESCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.88%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 36.21% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index but performing in line with the Russell 2000
®
Growth Index, which returned 37.86%, and 36.49% respectively, over the same period.
What helped performance during the year?
• Stock selection was particularly strong in the Healthcare sector led by small-cap specialty pharmaceuticals and medical devices with a strong focus on new technologies in cancer care, robotics, and treatments for eye disease.
• Overall stock selection drove performance for the year with strong contributions from Financials (financial payment processors, capital markets, and insurance), Consumer Discretionary (growth restaurants, home building related, workforce training), and Materials (energy transition) sectors.
What hurt performance during the year?
• Market-cap positioning detracted the most from performance, with our significant overweight position in stocks under $1B (50.3% in the fund versus less than 10% in the Russell 2000 Growth Index). Stock selection added value versus the index in all market-cap buckets, but the overall impact was negative due to the Fund’s smaller market-cap footprint.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class I)	36.21%	9.06%
Russell 3000 ® Index **	37.86%	19.75%
Russell 2000 ® Growth Index	36.49%	14.06%
*	Date of inception: July 11, 2022
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 64,532,475
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 176,666
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$64,532,475
Total number of portfolio holdings	104
Total Investment advisory fees ( net of waiver)	$176,666
Portfolio turnover rate (for the year ended October 31, 2024)	73%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	30.7%

Health Care	28.3%

Information Technology	21.6%

Financials	6.1%

Consumer Discretionary	5.6%

Energy	2.3%

Communication Services	1.2%

Consumer Staples	1.0%

Materials	0.8%

Exchange Traded Fund	0.7%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(2.8)%

Market Capitalization (as a % of Net Assets)

1290 ESSEX SMALL CAP GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 ESSEX SMALL CAP GROWTH FUND
Class Name	CLASS R
Trading Symbol	ESCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$163	1.38%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 35.55% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index but performing in line with the Russell 2000
®
Growth Index, which returned 37.86%, and 36.49% respectively, over the same period.
What helped performance during the year?
• Stock selection was particularly strong in the Healthcare sector led by small-cap specialty pharmaceuticals and medical devices with a strong focus on new technologies in cancer care, robotics, and treatments for eye disease.
• Overall stock selection drove performance for the year with strong contributions from Financials (financial payment processors, capital markets, and insurance), Consumer Discretionary (growth restaurants, home building related, workforce training), and Materials (energy transition) sectors.
What hurt performance during the year?
• Market-cap positioning detracted the most from performance, with our significant overweight position in stocks under $1B (50.3% in the fund versus less than 10% in the Russell 2000 Growth Index). Stock selection added value versus the index in all market-cap buckets, but the overall impact was negative due to the Fund’s smaller market-cap footprint.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	Since Inception*
1290 Essex Small Cap Growth Fund (Class R)	35.55%	8.51%
Russell 3000 ® Index **	37.86%	19.75%
Russell 2000 ® Growth Index	36.49%	14.06%
*	Date of inception: July 11, 2022
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 64,532,475
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 176,666
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$64,532,475
Total number of portfolio holdings	104
Total Investment advisory fees (net of waiver)	$176,666
Portfolio turnover rate (for the year ended October 31, 2024)	73%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	30.7%

Health Care	28.3%

Information Technology	21.6%

Financials	6.1%

Consumer Discretionary	5.6%

Energy	2.3%

Communication Services	1.2%

Consumer Staples	1.0%

Materials	0.8%

Exchange Traded Fund	0.7%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(2.8)%

Market Capitalization (as a % of Net Assets)

1290 GAMCO Small/Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS A
Trading Symbol	TNVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 26.96% (without sales charge) for the year ended October 31, 2024, underperforming the Russell 3000
®
Index and the Russell 2500
®
Value Index, which returned 37.86% and 32.42% respectively, over the same period.
What helped performance during the year?
• Industrial company exposure and performance was the largest contributor to absolute and relative returns during the period.
• The Fund’s Communication Services sector holdings were the second largest contributor to relative returns by sector for the period, with some tailwinds from election spending in this area over the period.
What hurt performance during the year?
• The Fund’s lower weighting in Financials was the largest detractor from relative performance for the period, mainly driven by the Fund’s much lower allocation to the sector.
• The Fund’s lower exposure to Information Technology companies hurt relative performance during the period.
Asset Class/Sector Overview
As interest rates continue to decline, the portfolio managers believe small to mid-sized companies are well-positioned to benefit from this trend throughout 2024 and into 2025. Lower interest rates generally act as a positive catalyst for equities by reducing borrowing costs, fostering robust corporate merger activity, increasing consumer spending, renewing investor risk appetite, and leading to higher valuation multiples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 GAMCO Small/Mid Cap Value Fund (Class A)
without Sales Charge	26.96%	10.54%	8.40%
with Sales Charge	19.95%	9.28%	7.78%
Russell 3000 ® Index **	37.86%	14.60%	12.36%
Russell 2500 ® Value Index	32.42%	9.39%	7.79%
*	Date of inception: November 12, 2014
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 159,212,141
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 707,215
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$159,212,141
Total number of portfolio holdings	180
Total Investment advisory fees (net of waiver)	$707,215
Portfolio turnover rate (for the year ended October 31, 2024)	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	34.7%

Communication Services	17.8%

Consumer Discretionary	14.6%

Consumer Staples	7.9%

Materials	7.5%

Utilities	4.5%

Health Care	2.6%

Financials	2.5%

Information Technology	1.9%

Energy	0.9%

Other	0.6%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	(0.7)%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

1290 GAMCO Small/Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS
Trading Symbol	TNVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 27.32% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index and the Russell 2500
®
Value Index, which returned 37.86% and 32.42% respectively, over the same period.
What helped performance during the year?
• Industrial company exposure and performance was the largest contributor to absolute and relative returns during the period.
• The Fund’s Communication Services sector holdings were the second largest contributor to relative returns by sector for the period, with some tailwinds from election spending in this area over the period.
What hurt performance during the year?
• The Fund’s lower weighting in Financials was the largest detractor from relative performance for the period, mainly driven by the Fund’s much lower allocation to the sector.
• The Fund’s lower exposure to Information Technology companies hurt relative performance during the period.
Asset Class/Sector Overview
As interest rates continue to decline, the portfolio managers believe small to mid-sized companies are well-positioned to benefit from this trend throughout 2024 and into 2025. Lower interest rates generally act as a positive catalyst for equities by reducing borrowing costs, fostering robust corporate merger activity, increasing consumer spending, renewing investor risk appetite, and leading to higher valuation multiples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 GAMCO Small/Mid Cap Value Fund (Class I)	27.32%	10.80%	8.67%
Russell 3000 ® Index **	37.86%	14.60%	12.36%
Russell 2500 ® Value Index	32.42%	9.39%	7.79%
*	Date of inception: November 12, 2014
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 159,212,141
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 707,215
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$159,212,141
Total number of portfolio holdings	180
Total Investment advisory fees (net of waiver)	$707,215
Portfolio turnover rate (for the year ended October 31, 2024)	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	34.7%

Communication Services	17.8%

Consumer Discretionary	14.6%

Consumer Staples	7.9%

Materials	7.5%

Utilities	4.5%

Health Care	2.6%

Financials	2.5%

Information Technology	1.9%

Energy	0.9%

Other	0.6%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	(0.7)%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

1290 GAMCO Small/Mid Cap Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	1290 GAMCO SMALL/MID CAP VALUE FUND
Class Name	CLASS R
Trading Symbol	TNVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$164	1.45%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 26.66% for the year ended October 31, 2024, underperforming the Russell 3000
®
Index and the Russell 2500
®
Value Index, which returned 37.86% and 32.42% respectively, over the same period.
What helped performance during the year?
•
Industrial company exposure and performance was the largest contributor to absolute and relative returns during the period.
•
The Fund’s Communication Services sector holdings were the second largest contributor to relative returns by sector for the period, with some tailwinds from election spending in this area over the period.
What hurt performance during the year?
•
The Fund’s lower weighting in Financials was the largest detractor from relative performance for the period, mainly driven by the Fund’s much lower allocation to the sector.
•
The Fund’s lower exposure to Information Technology companies hurt relative performance during the period.
Asset Class/Sector Overview
As interest rates continue to decline, the portfolio managers believe small to mid-sized
companies are well-positioned to benefit from this trend throughout 2024 and into 2025. Lower interest rates generally act as a positive catalyst for equities by reducing borrowing costs, fostering robust corporate merger activity, increasing consumer spending, renewing investor risk appetite, and leading to higher valuation multiples.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 GAMCO Small/Mid Cap Value Fund (Class R)	26.66%	10.26%	8.13%
Russell 3000 ® Index**	37.86%	14.60%	12.36%
Russell 2500 ® Value Index	32.42%	9.39%	7.79%
*	Date of inception: November 12, 2014
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 159,212,141
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 707,215
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$159,212,141
Total number of portfolio holdings	180
Total Investment advisory fees (net of waiver)	$707,215
Portfolio turnover rate (for the year ended October 31, 2024)	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	34.7%

Communication Services	17.8%

Consumer Discretionary	14.6%

Consumer Staples	7.9%

Materials	7.5%

Utilities	4.5%

Health Care	2.6%

Financials	2.5%

Information Technology	1.9%

Energy	0.9%

Other	0.6%

Short-Term Investments	5.2%

Cash and Other Assets Less Liabilities	(0.7)%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Mueller Industries, Inc.	2.8%

Herc Holdings, Inc.	2.4%

Scotts Miracle-Gro Co. (The)	2.3%

Modine Manufacturing Co.	2.0%

Madison Square Garden Sports Corp.	1.9%

Crane Co.	1.8%

Sinclair, Inc.	1.8%

Spectrum Brands Holdings, Inc.	1.7%

Paramount Global, Class A	1.7%

1290 HIGH YIELD BOND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS A
Trading Symbol	TNHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 15.90% (without sales charge) for the year ended October 31, 2024, performing similarly to the ICE BofA U.S. High Yield Index, which returned 16.55% over the same period.
What helped performance during the year?
•
Security selection in the highest yielding segment (lowest quality) of the market was a key positive contributor to the Fund’s relative performance.
•
Looking at performance by sector, security selection in the Telecommunications space was the top contributor to the Fund’s relative performance.
•
On an individual security basis, Mauser Packaging’s 9.25% note due 2027 was the top contributor to the Fund’s performance.
What hurt performance during the year?
•
From a macroeconomic risk-positioning perspective, a key detractor from the Fund’s relative performance was an underweight exposure to the highest-yielding (lowest-quality) segment of the market.
•
Looking at performance by sector, security selection in the Healthcare space was the top detractor from the Fund’s relative performance.
•
On an individual security basis, ARD Finance SA’s 6.5% note due 2027 was the top detractor from the Fund’s performance.
Asset Class/Sector Overview
The U.S. high-yield bond market has delivered solidly positive returns in 2024, due to moderating inflation data and the start of the Federal Reserve’s rate-cutting cycle. The default rate of the high-yield bond market remains below its long- term average as corporate earnings have held up well. Additionally, most companies have had little difficulty accessing the high-yield market as the supply/demand technical picture continues to be positive for issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 High Yield Bond Fund (Class A)
without Sales Charge	15.90%	4.19%	4.12%
with Sales Charge	10.66%	3.22%	3.64%
ICE BofA U.S. High Yield Index	16.55%	4.42%	4.82%
*	Date of inception: November 12, 2014

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 74,442,835
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 115,975
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$74,442,835
Total number of portfolio holdings	291
Total Investment advisory fees (net of waiver)	$115,975
Portfolio turnover rate (for the year ended October 31, 2024)	35%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Credit Quality Ratings (as a % of Net Assets)
1290 HIGH YIELD BOND FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS I
Trading Symbol	TNHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 16.17% for the year ended October 31, 2024, performing similarly to the ICE BofA U.S. High Yield Index, which returned 16.55% over the same period.
What helped performance during the year?
•
Security selection in the highest yielding segment (lowest quality) of the market was a key positive contributor to the Fund’s relative performance.
•
Looking at performance by sector, security selection in the Telecommunications space was the top contributor to the Fund’s relative performance.
•
On an individual security basis, Mauser Packaging’s 9.25% note due 2027 was the top contributor to the Fund’s performance.
What hurt performance during the year?
•
From a macroeconomic risk-positioning perspective, a key detractor from the Fund’s relative performance was an underweight exposure to the highest-yielding (lowest-quality) segment of the market.
•
Looking at performance by sector, security selection in the Healthcare space was the top detractor from the Fund’s relative performance.
•
On an individual security basis, ARD Finance SA’s 6.5% note due 2027 was the top detractor from the Fund’s performance.
Asset Class/Sector Overview
The U.S. high-yield bond market has delivered solidly positive returns in 2024, due to moderating inflation data and the start of the Federal Reserve’s rate-cutting cycle. The default rate of the high-yield bond market remains below its long- term average as corporate earnings have held up well. Additionally, most companies have had little difficulty accessing the high-yield market as the supply/demand technical picture continues to be positive for issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 High Yield Bond Fund (Class I)	16.17%	4.47%	4.39%
ICE BofA U.S. High Yield Index	16.55%	4.42%	4.82%
*	Date of inception: November 12, 2014

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 74,442,835
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 115,975
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$74,442,835
Total number of portfolio holdings	291
Total Investment advisory fees (net of waiver)	$115,975
Portfolio turnover rate (for the year ended October 31, 2024)	35%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Credit Quality Ratings (as a % of Net Assets)
1290 HIGH YIELD BOND FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 HIGH YIELD BOND FUND
Class Name	CLASS R
Trading Symbol	TNHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 15.61% for the year ended October 31, 2024, performing similarly to the ICE BofA U.S. High Yield Index, which returned 16.55% over the same period.
What helped performance during the year?
•
Security selection in the highest yielding segment (lowest quality) of the market was a key positive contributor to the Fund’s relative performance.
•
Looking at performance by sector, security selection in the Telecommunications space was the top contributor to the Fund’s relative performance.
•
On an individual security basis, Mauser Packaging’s 9.25% note due 2027 was the top contributor to the Fund’s performance.
What hurt performance during the year?
•
From a macroeconomic risk-positioning perspective, a key detractor from the Fund’s relative performance was an underweight exposure to the highest-yielding (lowest-quality) segment of the market.
•
Looking at performance by sector, security selection in the Healthcare space was the top detractor from the Fund’s relative performance.
•
On an individual security basis, ARD Finance SA’s 6.5% note due 2027 was the top detractor from the Fund’s performance.
Asset Class/Sector Overview
The U.S. high-yield bond market has delivered solidly positive returns in 2024, due to moderating inflation data and the start of the Federal Reserve’s rate-cutting cycle. The default rate of the high-yield bond market remains below its long- term average as corporate earnings have held up well. Additionally, most companies have had little difficulty accessing the high-yield market as the supply/demand technical picture continues to be positive for issuers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 High Yield Bond Fund (Class R)	15.61%	3.95%	3.86%
ICE BofA U.S. High Yield Index	16.55%	4.42%	4.82%
*	Date of inception: November 12, 2014

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 74,442,835
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 115,975
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$74,442,835
Total number of portfolio holdings	291
Total Investment advisory fees (net of waiver)	$115,975
Portfolio turnover rate (for the year ended October 31, 2024)	35%

Holdings [Text Block]	What did the Fu n d invest in? (as of October 31, 2024) Credit Quality Ratings (as a % of Net Assets)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS A
Trading Symbol	TNXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 16.13% (without sales charge) for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
•
The Fund delivered positive relative performance led by equities, with BuyWrite strategies (covered calls on equities) and investment-grade corporate bond investments also contributing.
•
Issuer selection was strong throughout BuyWrite and investment-grade corporates with a bias toward banking and technology names.
What hurt performance during the year?
•
Relative to the Multi-Asset Income Index the Fund’s underweight allocation to high-yield corporates detracted on an overall basis, with issuer selection marginally bolstering the detraction.
•
Relative to the Multi-Asset Income Index the Funds’s underweight allocation to investment-grade corporates similarly detracted, but the effect was offset by selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class A)
without Sales Charge	16.13%	6.67%	6.92%
with Sales Charge	10.95%	5.48%	6.23%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.36%
1290 Multi-Asset Income Index***	16.51%	4.05%	5.38%
MSCI World High Dividend Yield Index	23.63%	6.98%	8.04%
Cboe S&P 500 BuyWrite Index	18.52%	6.05%	6.86%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	6.25%
*	Date of inception: March 7, 2016
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
***
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

Performance Inception Date	Mar. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 73,516,282
Holdings Count | Holding	630
Advisory Fees Paid, Amount	$ 55,878
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$73,516,282
Total number of portfolio holdings	630
Total Investment advisory fees (net of waiver)	$55,878
Portfolio turnover rate (for the year ended October 31, 2024)	136%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Asset Allocation (as a % of Net Assets)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS I
Trading Symbol	TNVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 16.40% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
• The Fund delivered positive relative performance led by equities, with BuyWrite strategies (covered calls on equities) and investment-grade corporate bond investments also contributing.
• Issuer selection was strong throughout BuyWrite and investment-grade corporates with a bias toward banking and technology names.
What hurt performance during the year?
• Relative to the Multi-Asset Income Index the Fund’s underweight allocation to high-yield corporates detracted on an overall basis, with issuer selection marginally bolstering the detraction.
• Relative to the Multi-Asset Income Index the Funds’s underweight allocation to investment-grade corporates similarly detracted, but the effect was offset by selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class I)	16.40%	6.95%	7.19%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.36%
1290 Multi-Asset Income Index***	16.51%	4.05%	5.38%
MSCI World High Dividend Yield Index	23.63%	6.98%	8.04%
Cboe S&P 500 BuyWrite Index	18.52%	6.05%	6.86%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	6.25%
*	Date of inception: March 7, 2016
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
***
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

Performance Inception Date	Mar. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 73,516,282
Holdings Count | Holding	630
Advisory Fees Paid, Amount	$ 55,878
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$73,516,282
Total number of portfolio holdings	630
Total Investment advisory fees (net of waiver)	$55,878
Portfolio turnover rate (for the year ended October 31, 2024)	136%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Asset Allocation (as a % of Net Assets)
1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R
Shareholder Report [Line Items]
Fund Name	1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND
Class Name	CLASS R
Trading Symbol	TNYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 15.86% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 10.55% over the same period.
What helped performance during the year?
• The Fund delivered positive relative performance led by equities, with BuyWrite strategies (covered calls on equities) and investment-grade corporate bond investments also contributing.
• Issuer selection was strong throughout BuyWrite and investment-grade corporates with a bias toward banking and technology names.
What hurt performance during the year?
• Relative to the Multi-Asset Income Index the Fund’s underweight allocation to high-yield corporates detracted on an overall basis, with issuer selection marginally bolstering the detraction.
• Relative to the Multi-Asset Income Index the Funds’s underweight allocation to investment-grade corporates similarly detracted, but the effect was offset by selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Loomis Sayles Multi-Asset Income Fund (Class R)	15.86%	6.40%	6.65%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.36%
1290 Multi-Asset Income Index***	16.51%	4.05%	5.38%
MSCI World High Dividend Yield Index	23.63%	6.98%	8.04%
Cboe S&P 500 BuyWrite Index	18.52%	6.05%	6.86%
Bloomberg U.S. Corporate High Yield Index	16.47%	4.55%	6.25%
*	Date of inception: March 7, 2016
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
***
The 1290 Multi-Asset Income Index is a hypothetical combination of unmanaged indexes composed of the Bloomberg U.S. Aggregate Bond Index (30%); the MSCI World High Dividend Yield Index (20%); the Cboe S&P 500 BuyWrite Index SM (20%); and the Bloomberg U.S. Corporate High Yield Index (30%).

Performance Inception Date	Mar. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 73,516,282
Holdings Count | Holding	630
Advisory Fees Paid, Amount	$ 55,878
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$73,516,282
Total number of portfolio holdings	630
Total Investment advisory fees (net of waiver)	$55,878
Portfolio turnover rate (for the year ended October 31, 2024)	136%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Asset Allocation (as a % of Net Assets)
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS A
Trading Symbol	TNMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 13.62% (without sales charge) for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index and the ICE BofA
3-Month
U.S. Treasury Bill Index, which returned 10.55%, and 5.42% respectively, over the same period.
What helped performance during the year?
•
Sector allocations to long/short equity and global real estate helped performance for the period.
•
Security selection in convertible bonds added performance over the year.
What hurt performance during the year?
•
Exposure to managed futures at a sector and security level detracted from performance over the year.
•
Within the Fund’s commodity exposure, energy securities hurt performance for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 Multi-Alternative Strategies Fund (Class A)
without Sales Charge	13.62%	2.04%	1.70%
with Sales Charge	7.41%	0.90%	1.08%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.42%	2.37%	1.82%
*	Date of inception: July 6, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 16,388,382
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,388,382
Total number of portfolio holdings	12
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	34%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Alternative Category and Strategy Allocation (as a % of Net Assets)
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS I
Trading Symbol	TNGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 14.00% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index and the ICE BofA
3-Month
U.S. Treasury Bill Index, which returned 10.55%, and 5.42% respectively, over the same period.
What helped performance during the year?
•
Sector allocations to long/short equity and global real estate helped performance for the period.
•
Security selection in convertible bonds added performance over the year.
What hurt performance during the year?
•
Exposure to managed futures at a sector and security level detracted from performance over the year.
•
Within the Fund’s commodity exposure, energy securities hurt performance for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Multi-Alternative Strategies Fund (Class I)	14.00%	2.30%	1.95%
Bloomberg U.S. Aggregate Bond Index**	10.55%	(0.23%)	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.42%	2.37%	1.82%
*	Date of inception: July 6, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 16,388,382
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,388,382
Total number of portfolio holdings	12
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	34%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Alternative Category and Strategy Allocation (as a % of Net Assets)
1290 MULTI-ALTERNATIVE STRATEGIES FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	1290 MULTI-ALTERNATIVE STRATEGIES FUND
Class Name	CLASS R
Trading Symbol	TNMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 13.42% for the year ended October 31, 2024, outperforming the Bloomberg U.S. Aggregate Bond Index and the ICE BofA
3-Month
U.S. Treasury Bill Index, which returned 10.55%, and 5.42% respectively, over the same period.
What helped performance during the year?
•
Sector allocations to long/short equity and global real estate helped performance for the period.
•
Security selection in convertible bonds added performance over the year.
What hurt performance during the year?
•
Exposure to managed futures at a sector and security level detracted from performance over the year.
•
Within the Fund’s commodity exposure, energy securities hurt performance for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Multi-Alternative Strategies Fund (Class R)	13.42%	1.80%	1.45%
Bloomberg U.S. Aggregate Bond Index **	10.55%	(0.23%)	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.42%	2.37%	1.82%
*	Date of inception: July 6, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 16,388,382
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,388,382
Total number of portfolio holdings	12
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	34%

Holdings [Text Block]	What did the Fund invest in? (as of October 31, 2024) Alternative Category and Strategy Allocation (as a % of Net Assets)
1290 RETIREMENT 2020 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2020 FUND
Class Name	CLASS I
Trading Symbol	TNIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2020 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 17.31% for the year ended October 31, 2024, underperforming the S&P Target Date 2020 Index, which returned 19.00%, over the same period.
What helped performance during the year?
• The Fund’s 43.8% allocation to global equities, roughly in line with index levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to
low-volatility
equity holdings held back returns in most equity markets throughout the world.
• Despite attractive returns from the overall bond market, the Fund’s 55.8% allocation to bonds, roughly matching the benchmark’s level, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
• Holding some cash, about 0.4% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2020 Fund (Class I)	17.31%	3.96%	5.04%
Bloomberg U.S. Aggregate Bond Index **	10.55%	(0.23%)	1.31%
S&P Target Date 2020 Index	19.00%	5.44%	5.82%
*	Date of inception: February 27, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Prior Market Index Comparison [Text Block]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 6,354,982
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$6,354,982
Total number of portfolio holdings	18
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	7%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.9%

	Fixed Income	57.5%

	Equity	42.4%

Short-Term Investments			1.2%

Cash and Other Assets Less Liabilities			(1.1)%

1290 RETIREMENT 2025 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2025 FUND
Class Name	CLASS I
Trading Symbol	TNJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2025 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 19.26% for the year ended October 31, 2024, underperforming the S&P Target Date 2025 Index, which returned 19.78%, over the same period.
What helped performance during the year?
• The Fund’s 53.0% allocation to global equities, an overweight compared to index levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter’s small allocation contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to
low-volatility
equity holdings held back returns in most equity markets throughout the world.
• The Fund’s 46.9% allocation to bonds, an underweight compared to that of the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class.
• Holding some cash, about 0.4% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2025 Fund (Class I)	19.26%	4.73%	5.78%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2025 Index	19.78%	6.22%	6.52%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 16,977,686
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$16,977,686
Total number of portfolio holdings	17
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	23%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.9%

	Equity	53.0%

	Fixed Income	46.9%

Cash and Other Assets Less Liabilities			0.1%

1290 RETIREMENT 2030 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2030 FUND
Class Name	CLASS I
Trading Symbol	TNKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2030 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 21.18% for the year ended October 31, 2024, underperforming the S&P Target Date 2030 Index, which returned 22.37%, over the same period.
What helped performance during the year?
• The Fund’s 63.4% allocation to global equities, above the index levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to
low-volatility
equity holdings held back returns in most equity markets throughout the world.
• Despite attractive returns from the overall bond market, the Fund’s 36.0% allocation to bonds, an underweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
• Holding some cash, about 0.6% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2030 Fund (Class I)	21.18%	5.31%	6.31%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2030 Index	22.37%	7.24%	7.35%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 12,611,048
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$12,611,048
Total number of portfolio holdings	18
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	9%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.5%

	Equity	63.0%

	Fixed Income	36.5%

Short-Term Investments			0.3%

Cash and Other Assets Less Liabilities			0.2%

1290 RETIREMENT 2035 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2035 FUND
Class Name	CLASS I
Trading Symbol	TNLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2035 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 22.52% for the year ended October 31, 2024, underperforming the S&P Target Date 2035 Index which returned 24.97%, over the same period.
What helped performance during the year?
•
The Fund’s 71.5% allocation to global equities, above the index levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 27.9% allocation to bonds, an underweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.8% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2035 Fund (Class I)	22.52%	5.86%	6.77%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2035 Index	24.97%	8.31%	8.20%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 15,844,078
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$15,844,078
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.7%

	Equity	71.8%

	Fixed Income	27.9%

Short-Term Investments			0.1%

Cash and Other Assets Less Liabilities			0.2%

1290 RETIREMENT 2040 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2040 FUND
Class Name	CLASS I
Trading Symbol	TNNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2040 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 23.53% for the year ended October 31, 2024, underperforming the S&P Target Date 2040 Index which returned 27.29%, over the same period.
What helped performance during the year?
•
The Fund’s 75.8% allocation to global equities, comparable to the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 23.7% allocation to bonds, somewhat higher than the benchmark level, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.6% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2040 Fund (Class I)	23.53%	6.60%	7.38%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2040 Index	27.29%	9.20%	8.88%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 7,858,779
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$7,858,779
Total number of portfolio holdings	14
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	19%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.5%

	Equity	75.8%

	Fixed Income	23.7%

Cash and Other Assets Less Liabilities			0.5%

1290 RETIREMENT 2045 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2045 FUND
Class Name	CLASS I
Trading Symbol	TNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2045 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 24.47% for the year ended October 31, 2024, underperforming the S&P Target Date 2045 Index which returned 28.69%, over the same period.
What helped performance during the year?
•
The Fund’s 81.1% allocation to global equities, slightly lower than the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 18.0% allocation to bonds, an overweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.9% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2045 Fund (Class I)	24.47%	6.94%	7.70%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2045 Index	28.69%	9.73%	9.27%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 11,916,348
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$11,916,348
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			100.5%

	Equity	81.5%

	Fixed Income	19.0%

Short-Term Investments			0.3%

Cash and Other Assets Less Liabilities			(0.8)%

1290 RETIREMENT 2050 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2050 FUND
Class Name	CLASS I
Trading Symbol	TNWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2050 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 25.45% for the year ended October 31, 2024, underperforming the S&P Target Date 2050 Index which returned 29.63%, over the same period.
What helped performance during the year?
•
The Fund’s 86.1% allocation to global equities, slightly lower than the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
•
The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
•
The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
•
The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
•
Despite attractive returns from the overall bond market, the Fund’s 13.1% allocation to bonds, an overweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
•
Holding some cash, about 0.8% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2050 Fund (Class I)	25.45%	7.28%	8.04%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2050 Index	29.63%	10.04%	9.51%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 11,935,894
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$11,935,894
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	3%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.5%

	Equity	85.7%

	Fixed Income	13.8%

Short-Term Investments			0.1%

Cash and Other Assets Less Liabilities			0.4%

1290 RETIREMENT 2055 FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 RETIREMENT 2055 FUND
Class Name	CLASS I
Trading Symbol	TNQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 Retirement 2055 Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 26.50% for the year ended October 31, 2024, underperforming the S&P Target Date 2055 Index which returned 29.69%, over the same period.
What helped performance during the year?
• The Fund’s 91.0% allocation to global equities, somewhat higher than the benchmark levels, was the largest absolute contributor to total return during the year ended in October.
• The Fund’s substantial holdings in U.S. large-capitalization stocks were the largest single contributor in the past year.
• The Fund’s modest allocations to international developed stocks were also positive for total return, as were emerging markets equity holdings, although the latter contributed only marginally to the Fund’s performance.
What hurt performance during the year?
• The Fund’s structural allocation to low-volatility equity holdings held back returns in most equity markets throughout the world.
• Despite attractive returns from the overall bond market, the Fund’s 8.1% allocation to bonds, an underweight relative to the benchmark, produced only modest returns on an absolute basis—with intermediate-term bonds generating the bulk of gains in this asset class, driven by a generally normalizing U.S. yield curve.
• Holding some cash, about 0.9% for the period, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 Retirement 2055 Fund (Class I)	26.50%	7.57%	8.34%
S&P 500 ® Index	38.02%	15.27%	14.09%
S&P Target Date 2055 Index	29.69%	10.10%	9.57%
*	Date of inception: February 27, 2017

Performance Inception Date	Feb. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 8,417,016
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$8,417,016
Total number of portfolio holdings	15
Total Investment advisory fees (net of waiver)	$0
Portfolio turnover rate (for the year ended October 31, 2024)	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds			99.3%

	Equity	90.5%

	Fixed Income	8.8%

Short-Term Investments			0.1%

Cash and Other Assets Less Liabilities			0.6%

1290 SMARTBETA EQUITY FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS A
Trading Symbol	TNBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.10%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class A shares returned 30.38% (without sales charge) for the year ended October 31, 2024, underperforming the Morgan Stanley Capital International (MSCI) World Index, which returned 33.68% over the same period.
What helped performance during the year?
• Generally speaking, active sector exposure(s) were rewarded overall, with an underweight to Energy proving especially helpful.
• An underweight to Tesla, Inc. (0.94%*), which exhibited high levels of volatility over the period, was the top contributor to performance at a stock level.
What hurt performance during the year?
• The focus on low volatility, which is an inherently defensive factor, was not rewarded in a predominantly bullish market environment.
• The concentration of returns in a narrow group of U.S. mega-cap tech stocks that prevailed for most of the period proved challenging for our well-diversified portfolio.
• In relation to the point above, an underweight exposure in NVIDIA Corp. (4.45%*) and Meta Platforms, Inc. (1.52%*) featured among the top detractors from performance at an individual stock level.
Asset Class/Sector Overview
Global equities pushed higher over the period against a backdrop of mixed economic, monetary, and political developments. There were sharp sell-off periods in April and in August amid fears that the U.S. Federal Reserve (Fed) would be forced to keep interest rates higher for longer, and from fears of a recession, but these episodes swiftly corrected. At the end of the period the Fed followed the Bank of England and European Central Bank into an interest rate cut as inflation fell across all regions.

*	% of total market value of the Fund’s holdings as of October 31, 2024. Subject to change.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024	1 Year	5 Years	Since Inception*
1290 SmartBeta Equity Fund (Class A)
without Sales Charge	30.38%	10.22%	9.22%
with Sales Charge	23.19%	8.97%	8.60%
MSCI World (Net) Index	33.68%	12.03%	9.76%
*	Date of inception: November 12, 2014

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 213,710,813
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 888,069
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$213,710,813
Total number of portfolio holdings	281
Total Investment advisory fees (net of waiver)	$888,069
Portfolio turnover rate (for the year ended October 31, 2024)	32%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	20.6%

Industrials	17.4%

Financials	17.1%

Health Care	9.9%

Consumer Staples	9.6%

Consumer Discretionary	9.2%

Communication Services	7.0%

Utilities	3.8%

Materials	1.9%

Energy	1.0%

Other	0.7%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	0.1%

Regional Breakdown (as a % of Net Assets)

North America	81.9%

Europe EU	8.2%

Asia	4.7%

Europe non-EU	2.9%

Australasia	1.5%

United Kingdom	0.5%

South America	0.2%

1290 SMARTBETA EQUITY FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS I
Trading Symbol	TNBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class I shares returned 30.72% for the year ended October 31, 2024, underperforming the Morgan Stanley Capital International (MSCI) World Index, which returned 33.68% over the same period.
What helped performance during the year?
• Generally speaking, active sector exposure(s) were rewarded overall, with an underweight to Energy proving especially helpful.
• An underweight to Tesla, Inc. (0.94%*), which exhibited high levels of volatility over the period, was the top contributor to performance at a stock level.
What hurt performance during the year?
• The focus on low volatility, which is an inherently defensive factor, was not rewarded in a predominantly bullish market environment.
• The concentration of returns in a narrow group of U.S. mega-cap tech stocks that prevailed for most of the period proved challenging for our well-diversified portfolio.
• In relation to the point above, an underweight exposure in NVIDIA Corp. (4.45%*) and Meta Platforms, Inc. (1.52%*) featured among the top detractors from performance at an individual stock level.
Asset Class/Sector Overview
Global equities pushed higher over the period against a backdrop of mixed economic, monetary, and political developments. There were sharp sell-off periods in April and in August amid fears that the U.S. Federal Reserve (Fed) would be forced to keep interest rates higher for longer, and from fears of a recession, but these episodes swiftly corrected. At the end of the period the Fed followed the Bank of England and European Central Bank into an interest rate cut as inflation fell across all regions.

*	% of total market value of the Fund’s holdings as of October 31, 2024. Subject to change.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 SmartBeta Equity Fund (Class I)	30.72%	10.50%	9.49%
MSCI World (Net) Index	33.68%	12.03%	9.76%
*	Date of inception: November 12, 2014

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 213,710,813
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 888,069
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$213,710,813
Total number of portfolio holdings	281
Total Investment advisory fees (net of waiver)	$888,069
Portfolio turnover rate (for the year ended October 31, 2024)	32%

Holdings [Text Block]

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	20.6%

Industrials	17.4%

Financials	17.1%

Health Care	9.9%

Consumer Staples	9.6%

Consumer Discretionary	9.2%

Communication Services	7.0%

Utilities	3.8%

Materials	1.9%

Energy	1.0%

Other	0.7%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	0.1%

Regional Breakdown (as a % of Net Assets)

North America	81.9%

Europe EU	8.2%

Asia	4.7%

Europe non-EU	2.9%

Australasia	1.5%

United Kingdom	0.5%

South America	0.2%

1290 SMARTBETA EQUITY FUND CLASS - R
Shareholder Report [Line Items]
Fund Name	1290 SMARTBETA EQUITY FUND
Class Name	CLASS R
Trading Symbol	TNBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.
Additional Information Phone Number	1-888-310-0416
Additional Information Website	https://www.1290funds.com/resources/#shareholderReports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$155	1.35%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The Fund’s Class R shares returned 30.11% for the year ended October 31, 2024, underperforming the Morgan Stanley Capital International (MSCI) World Index, which returned 33.68% over the same period.
What helped performance during the year?
• Generally speaking, active sector exposure(s) were rewarded overall, with an underweight to Energy proving especially helpful.
• An underweight to Tesla, Inc. (0.94%*), which exhibited high levels of volatility over the period, was the top contributor to performance at a stock level.
What hurt performance during the year?
• The focus on low volatility, which is an inherently defensive factor, was not rewarded in a predominantly bullish market environment.
• The concentration of returns in a narrow group of U.S. mega-cap tech stocks that prevailed for most of the period proved challenging for our well-diversified portfolio.
• In relation to the point above, an underweight exposure in NVIDIA Corp. (4.45%*) and Meta Platforms, Inc. (1.52%*) featured among the top detractors from performance at an individual stock level.
Asset Class/Sector Overview
Global equities pushed higher over the period against a backdrop of mixed economic, monetary, and political developments. There were sharp sell-off periods in April and in August amid fears that the U.S. Federal Reserve (Fed) would be forced to keep interest rates higher for longer, and from fears of a recession, but these episodes swiftly corrected. At the end of the period the Fed followed the Bank of England and European Central Bank into an interest rate cut as inflation fell across all regions.

*	% of total market value of the Fund’s holdings as of October 31, 2024. Subject to change.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/24	1 Year	5 Years	Since Inception*
1290 SmartBeta Equity Fund (Class R)	30.11%	9.95%	8.95%
MSCI World (Net) Index	33.68%	12.03%	9.76%
*	Date of inception: November 12, 2014

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.1290funds.com/resources/#shareholderReports for most recent performance information.
Net Assets	$ 213,710,813
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 888,069
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics
(as of October 31, 2024)
Net Assets	$213,710,813
Total number of portfolio holdings	281
Total Investment advisory fees (net of waiver)	$888,069
Portfolio turnover rate (for the year ended October 31, 2024)	32%

Holdings [Text Block]

What did the Fund invest in?
(as of October 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	20.6%

Industrials	17.4%

Financials	17.1%

Health Care	9.9%

Consumer Staples	9.6%

Consumer Discretionary	9.2%

Communication Services	7.0%

Utilities	3.8%

Materials	1.9%

Energy	1.0%

Other	0.7%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	0.1%

Regional Breakdown (as a % of Net Assets)

North America	81.9%

Europe EU	8.2%

Asia	4.7%

Europe non-EU	2.9%

Australasia	1.5%

United Kingdom	0.5%

South America	0.2%